Earnings per share (Narrative) (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Earnings Per Share [Abstract]
Unvested restricted stock (in shares)	2,250,655	2,101,497	2,250,655	2,101,497	2,429,442
Number of shares excluded from diluted shares outstanding (in shares)	0	0	84,916	0